Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment
NOTE 11. Property and Equipment

Property and equipment, net consists of the following:

	December 31
	2014	2013
	(Dollars in Millions)
Land	$17	$10
Buildings and improvements	66	37
Machinery, equipment and other	337	209
Construction in progress	64	33
Total property and equipment	484	289
Accumulated depreciation	(136)	(101)
	348	188
Product tooling, net of amortization	15	9
Property and equipment, net	$363	$197

Depreciation and amortization expenses for property and equipment are summarized as follows:

	Year Ended December 31
	2014	2013	2012
	(Dollars in Millions)
Depreciation	$54	$32	$38
Amortization	2	3	3
	$56	$35	$41